AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 27, 2002

                                                            File No. 33-42484
                                                           File No. 811-06400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 57              /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 58                     /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 James R. Foggo
                               c/o SEI Corporation
                            OAKS, PENNSYLVANIA 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                         Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
1701 Market Street                                1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                  Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box)
          -----------------------------------------------------------
             / / Immediately upon filing pursuant to paragraph (b)

             / / On [date] pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)(1)

             /X/ 75 days after filing pursuant to paragraph (a)(2)

             / / on [date] pursuant to paragraph (a) of Rule 485
          -----------------------------------------------------------

                                   PROSPECTUS

                         THE ADVISORS' INNER CIRCLE FUND

                               DECEMBER ___, 2002

             COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES
                              SERVICE CLASS SHARES

                               INVESTMENT ADVISER:
                         COMMERCE CAPITAL MARKETS, INC.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Commerce Capital Treasury Obligations Money Market Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Institutional (I) Class Shares and Service
(S) Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
     COMMERCE CAPITAL TREASURY OBLIGATIONS
         MONEY MARKET FUND..................................................XXX
     MORE INFORMATION ABOUT RISK............................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS................................XXX
     INVESTMENT ADVISER.....................................................XXX
     PURCHASING AND SELLING FUND SHARES.....................................XXX
     DISTRIBUTION OF FUND SHARES............................................XXX
     DIVIDENDS AND DISTRIBUTIONS............................................XXX
     TAXES..................................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE COMMERCE CAPITAL MARKETS FUNDS ..........................Back Cover

COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income to the extent consistent with
                                    the preservation of capital and the maintenance of
                                    liquidity

INVESTMENT FOCUS                    U.S. Treasury securities and repurchase agreements
                                    involving these securities

PRINCIPAL INVESTMENT STRATEGY       Attempt to increase income without adding undue
                                    risk by analyzing yields

INVESTOR PROFILE                    Conservative investors seeking current income
                                    through a liquid investment

INVESTMENT STRATEGY

The Commerce Capital Treasury Obligations Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

PERFORMANCE INFORMATION

The Fund commenced operations on December __, 2002 and, therefore, does not have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD I CLASS OR S CLASS SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                            I CLASS SHARES     S CLASS SHARES
================================================================================
Investment Advisory Fees                         0.50%             0.50%
Distribution and Service (12b-1) Fees             N/A              0.50%
Other Expenses                                   0.13%*            0.13%*
                                                 -----             -----
Total Annual Fund Operating Expenses             0.63%**           1.13%**
--------------------------------------------------------------------------------
*  Other Expenses are estimated.
** The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of its fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


   Commerce Capital Treasury Obligations Money Market Fund - I Class Shares  0.50%
   Commerce Capital Treasury Obligations Money Market Fund - S Class Shares  1.00%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 YEAR                3 YEARS

I Class Shares              $ 64                  $202
S Class Shares              $115                  $359

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the adviser and establishes policies that the adviser must follow in its management activities.

Commerce Capital Markets, Inc. (Adviser), a wholly owned non-banking subsidiary of Commerce Bank, N.A., serves as the adviser to the Fund. The Adviser was formed in 1981 and is a professional investment management firm registered with the SEC. As of September 30, 2002, the Adviser had approximately $__ million in assets under management. The Adviser is entitled to receive an annual fee of 0.50% as a percentage of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

HOW TO INVEST IN THE FUND

Shares of the Fund may be purchased by check, ACH or wire transfer.

         CHECKS: For all accounts, the check must be made payable to "Commerce Capital Treasury Obligations Money Market Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check or third party check).

         ACH TRANSFERS: Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES: Instruct your financial institution to make a Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Commerce Capital Treasury Obligations Money Market Fund. Your financial institution may charge you a fee for this service.

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

WRITE TO:
Forum Shareholder Services, LLC
Attn:  Commerce Capital Treasury Obligations Money Market Fund
P.O. Box 446
Portland, ME 04112

WIRE INSTRUCTIONS:
Deutsche Bank Trust Company Americas
New York, New York
ABA# 021001033
For Credit To:
Forum Shareholder Services, LLC
Account #014-65-547
Commerce Capital Treasury Obligations Money Market Fund
(Account Registration)
(Account Number)

TO PURCHASE OR SELL FUND SHARES BY TELEPHONE:
Call 1-866-733-4544

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the next net asset value per share (NAV) next determined after the Fund receives your purchase order.

HOW THE FUND CALCULATES NAV

The Fund calculates its NAV once each Business Day at 11:00 a.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 11:00 a.m., Eastern time.

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $1,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $100. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Transfer Agent or your financial institution. The Transfer Agent or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o  Written requests to redeem $100,000 or more

o  Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

o Adding or changing: ACH transfer or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 you may be required to sell your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its S Class shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For S Class Shares of the Fund, the maximum distribution fee is 0.50% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

More information about taxes is in the Statement of Additional Information.

                         THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER

Commerce Capital Markets, Inc.
One Commerce Square
2005 Market Street, Suite 200
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December __, 2002, includes detailed information about The Advisors' Inner Circle Fund and the Commerce Capital Treasury Obligations Money Market Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-866-733-4544

BY MAIL:  Write to
Commerce Capital Markets Funds
P.O. Box 446
Portland, ME 04112

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                                   PROSPECTUS

                         THE ADVISORS' INNER CIRCLE FUND

                                DECEMBER __, 2002

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
                           ADMINISTRATION CLASS SHARES

                                   ADVISED BY
                         COMMERCE CAPITAL MARKETS, INC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Commerce Capital Government Money Market Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Administration Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                 PAGE
     COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND...............XXX
     MORE INFORMATION ABOUT RISK.................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.....................XXX
     INVESTMENT ADVISER..........................................XXX
     PURCHASING AND SELLING FUND SHARES..........................XXX
     DISTRIBUTION OF FUND SHARES.................................XXX
     DIVIDENDS AND DISTRIBUTIONS.................................XXX
     TAXES.......................................................XXX
     FINANCIAL HIGHLIGHTS........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE COMMERCE CAPITAL MARKETS FUNDS......................Back Cover

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                        High current income to the extent
                                       consistent with the preservation of
                                       capital and the maintenance of liquidity


INVESTMENT FOCUS                       U.S. Treasury and government agency
                                       securities, and repurchase agreements
                                       involving these securities


PRINCIPAL INVESTMENT STRATEGY          Attempt to increase income without adding
                                       undue risk by analyzing yields


INVESTOR PROFILE                       Conservative investors seeking current
                                       income through a liquid investment


INVESTMENT STRATEGY

The Commerce Capital Government Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

PERFORMANCE INFORMATION

The Fund commenced operations on September 9, 2002, and therefore does not have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADMINISTRATION CLASS SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                               ADMINISTRATION CLASS SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                 0.50%
Distribution and Service (12b-1) Fees                    0.25%
Other Expenses                                           0.13%*
                                                         ----
Total Annual Fund Operating Expenses                     0.88%**

----------
*     Other Expenses are estimated.

** The Fund's total actual operating expenses for the fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of its fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

      Commerce Capital Government Money Market Fund - Administration Class Shares      0.75%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                   1 YEAR                  3 YEARS
   ADMINISTRATION CLASS SHARES     $___                     $___

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the adviser and establishes policies that the adviser must follow in its management activities.

Commerce Capital Markets, Inc. (the "Adviser"), a wholly owned non-banking subsidiary of Commerce Bank, NA, serves as the adviser to the Fund. The Adviser was formed in 1981 and is a professional investment management firm registered with the SEC. As of June 30, 2002, the Adviser had approximately $31 million in assets under management. The Adviser is entitled to receive an annual fee of 0.50% as a percentage of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

HOW TO INVEST IN THE FUND

Shares of the Fund may be purchased by check, ACH or wire transfer.

      CHECKS: For all accounts, the check must be made payable to "Commerce Capital Government Money Market Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check or third party check).

      ACH TRANSFERS: Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

      WIRES: Instruct your financial institution to make a Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Commerce Capital Government Money Market Fund. Your financial institution may charge you a fee for this service.

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

WRITE TO:

Forum Shareholder Services, LLC
Attn:  Commerce Capital Government Money Market Fund
P.O. Box 446
Portland, ME 04112

WIRE INSTRUCTIONS:

Bankers Trust Company
New York, New York
ABA# 021001033
For Credit To:
Forum Shareholder Services, LLC
Account #014-65-547
Commerce Capital Government Money Market Fund
(Account Registration)
(Account Number)

TO PURCHASE OR SELL FUND SHARES BY TELEPHONE:

Call 1-866-733-4544

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the next net asset value per share (NAV) next determined after the Fund receives your purchase order.

HOW THE FUND CALCULATES NAV

The Fund calculates its NAV once each Business Day at [11:00 a.m., Eastern time]. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before [11:00 a.m., Eastern time].

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $1,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $100. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Transfer Agent or your financial institution. The Transfer Agent or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o     Written requests to redeem $100,000 or more

o     Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

o Adding or changing: ACH transfer or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 you may be required to sell your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its Administration Class shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Administration Class Shares of the Fund, the maximum distribution fee is 0.25% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

More information about taxes is in the Statement of Additional Information.

                         THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER

Commerce Capital Markets, Inc.
One Commerce Square
2005 Market Street, Suite 200
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December __, 2002, includes detailed information about The Advisors' Inner Circle Fund and the Commerce Capital Government Money Market Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-888-751-9000

BY MAIL:  Write to us
Commerce Capital Markets Funds
P.O. Box 446
Portland, ME 04112

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ADVISORS' INNER CIRCLE FUND
                                    [ ], 2002

                               INVESTMENT ADVISER:
                         COMMERCE CAPITAL MARKETS, INC.

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Funds") and should be read in conjunction with the Funds' prospectuses dated September 9, 2002 and [ ], 2002 respectively. This SAI relates to the following series of the Trust:

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
             COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-866-733-4544.

                                TABLE OF CONTENTS
                                                                            PAGE
THE TRUST....................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..............S-1
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT LIMITATIONS.......................................................S-5
THE ADVISER..................................................................S-7
THE ADMINISTRATOR............................................................S-7
THE DISTRIBUTOR..............................................................S-8
THE TRANSFER AGENT...........................................................S-9
THE CUSTODIAN................................................................S-9
INDEPENDENT PUBLIC ACCOUNTANTS...............................................S-9
LEGAL COUNSEL................................................................S-9
TRUSTEES AND OFFICERS OF THE TRUST...........................................S-9
PERFORMANCE INFORMATION.....................................................S-13
COMPUTATION OF YIELD........................................................S-14
CALCULATION OF TOTAL RETURN.................................................S-14
PURCHASING AND REDEEMING SHARES.............................................S-15
DETERMINATION OF NET ASSET VALUE............................................S-15
TAXES.......................................................................S-15
FUND TRANSACTIONS...........................................................S-17
DESCRIPTION OF SHARES.......................................................S-19
SHAREHOLDER LIABILITY.......................................................S-19
LIMITATION OF TRUSTEES' LIABILITY...........................................S-19
CODE OF ETHICS..............................................................S-19
APPENDIX.....................................................................A-1

THE TRUST

This Statement of Additional Information relates to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The Funds are separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor." All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in some or all of the following classes: Institutional Class Shares, Administration Class Shares and Service Class Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. For more information on shareholder servicing and distribution expenses, see the "Distributor." The Funds are currently offered in the following classes of shares:

------------------------------------------------------------------------------------------
            FUND                         INSTITUTIONAL (I)   ADMINISTRATION    SERVICE (S)
                                              CLASS              CLASS            CLASS
------------------------------------------------------------------------------------------
Government Money Market Fund                    X                                   X
------------------------------------------------------------------------------------------
Treasury Obligations Money Market Fund          X                  X
------------------------------------------------------------------------------------------

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Funds fail to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of each Fund is high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund's investment objective is fundamental and cannot be changed without the consent of shareholders. There is no assurance that either Fund will achieve its investment objective. Although each Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Funds. Each Fund is classified as "diversified" investment companies under the Investment Company Act of 1940 ("1940 Act").

INVESTMENT STRATEGIES. In seeking its investment objective, the Government Money Market Fund will invest exclusively in (i) U.S. Treasury Obligations and Stripped Government Securities; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; (iii) repurchase agreements with respect to the foregoing; and (iv) shares of registered money market funds that invest in the foregoing.

In seeking its investment objective, the Treasury Obligations Money Market Fund will invest exclusively in (i) bills, notes and bonds issued by the United States Treasury ("U.S. Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) repurchase agreements with respect to the foregoing; and
(iii) shares of registered money market funds that invest in the foregoing.

The Funds may invest in securities that pay interest on a variable or floating rate basis. In addition, the Funds may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments. The Funds will not invest more than 10% of its net assets in illiquid securities. The Funds reserve the right to enter into reverse repurchase agreements and engage in securities lending.

The Funds will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the U.S. Securities and Exchange Commission ("SEC"). These regulations impose certain quality, maturity and diversification restraints on investments by a money market fund. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements. The Funds invest only in first tier securities.

DESCRIPTION OF PERMITTED INVESTMENTS

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Funds' illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Funds may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Funds. Under the supervision of Trust's Board of Trustees, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Funds will not invest more than 15% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a person (e.g., the Funds) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which the Funds sell securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Funds enter into a reverse repurchase agreement, the Funds will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940 Act.

SECURITIES OF OTHER INVESTMENT COMPANIES - Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. The Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Funds own more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

SECURITIES LENDING - The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Funds must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Funds must be able to terminate the loan on demand; (iv) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds' administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Funds must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

STANDBY COMMITMENTS AND PUTS - The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds would limit their put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Funds would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Funds and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Funds could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Funds. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Funds could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Funds, the Funds could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Funds will not exceed 1/2 of 1% of the value of the total assets of the Funds calculated immediately after any such put is acquired.

STRIPPED GOVERNMENT SECURITIES - The Funds may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Funds before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Funds generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Funds may dispose of a when-issued security or forward commitment prior to settlement if they deem appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of the Funds' outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Funds' outstanding shares, whichever is less.

The Funds may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Funds would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Funds on the last day of each fiscal quarter. This restriction applies to 75% of the Funds' assets.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Funds to purchase securities or require the Funds to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Funds have borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Funds may (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
      (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.

No Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Funds may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Funds may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. With respect to the Government Money Market Fund, change its policy to invest at least 80% of its net assets in U.S. Treasury and U.S. Government agency securities, and repurchase agreements involving these securities, without 60 days' written notice to shareholders.

6. With respect to the Treasury Obligations Money Market Fund, change its policy to invest at least 80% of its net assets in U.S. Treasury securities, and repurchase agreements involving these securities, without 60 days' written notice to shareholders.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER

GENERAL. Commerce Capital Markets, Inc. (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was formed in 1981. The Adviser is wholly owned non-bank subsidiary of Commerce Bank, N.A. The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 200, Philadelphia, PA 19103. As of [September 30], 2002, the Adviser had discretionary management authority with respect to approximately [$__ million] of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive a portion of its fees and/or reimburse certain expenses of the Funds to the extent necessary in order to limit net operating expenses to an annual rate of not more than 0.50% (exclusive of any distribution or shareholder service fees) of the average daily net assets of the Funds. The Adviser reserves the right to terminate its waiver or any reimbursements at any time.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds and UAM Funds Trust.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Trust shall pay the Administrator compensation for services rendered at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

o ADMINISTRATION CLASS SHARES. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Administration Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act.

o SERVICE CLASS SHARES. Under the Plan, the Distributor, or designated Service Providers, may receive up to 0.50% of each Fund's assets attributable to Service Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act.

o DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

      Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

THE TRANSFER AGENT

Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE CUSTODIAN

First Union National Bank, 123 Broad Street, Philadelphia, PA 19109 acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLC serves as the independent public accountants of the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional 44 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee (Since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit

      Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


---------------------------------------------------------------------------------------------------
  NAME                   DOLLAR RANGE OF FUND SHARES (FUND)*               AGGREGATE DOLLAR RANGE
                                                                            OF SHARES (ALL FUNDS)*
---------------------------------------------------------------------------------------------------
 Nesher            None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------
 Cooney            None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------
  Doran            None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------
Patterson          None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money  Market)              None

---------------------------------------------------------------------------------------------------
 Peters            None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------
 Storey            None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------
Sullivan           None (Commerce Government Money Market)
                   None (Commerce Treasury Obligations Money Market)
---------------------------------------------------------------------------------------------------


*     Valuation date is December 31, 2001.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------------------------------------------------------------
  Name      Aggregate         Pension or         Estimated          Total
           Compensation   Retirement Benefits      Annual        Compensation
                          Accrued as Part of    Benefits Upon   from the Trust
                             Fund Expenses       Retirement    and Fund Complex*
--------------------------------------------------------------------------------
 Nesher         $0                N/A                N/A              $0
--------------------------------------------------------------------------------
 Cooney       $9,867              N/A                N/A            $9,867
--------------------------------------------------------------------------------
  Doran         $0                N/A                N/A              $0
--------------------------------------------------------------------------------
Patterson     $9,867              N/A                N/A            $9,867
--------------------------------------------------------------------------------
 Peters       $9,867              N/A                N/A            $9,867
--------------------------------------------------------------------------------
 Storey       $9,867              N/A                N/A            $9,867
--------------------------------------------------------------------------------
Sullivan      $9,867              N/A                N/A            $9,867
--------------------------------------------------------------------------------

*     The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, The Expedition Funds, First Focus Funds, Inc., HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds Trust, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc. and UAM Funds Trust, distributed by SEI Investments Distribution Co.

JAMES R. FOGGO (DOB 06/30/64) -- President (since 2000) -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
2000) -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1995) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary (since 2001) -- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary (since
2000) -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 - 2000. Associate at Pepper Hamilton LLP, 1997 - 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol, 1995 - 1997.

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

JOHN C. MUNCH (DOB 05/07/71) - Vice President and Assistant Secretary (since
2002) - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998-2001. Associate at Seward & Kissel, 1996-1998.

JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since 2002)
- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000). B.A. Political Science, University of Pennsylvania, 1986; MBA Temple University, 2000.

PERFORMANCE INFORMATION

From time to time, the Funds may include the Funds' yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Funds over a period of at least one, five, and ten years (up to the life of the Funds) (the ending date of the period will be stated). Total return of the Funds is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Funds' share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Funds' total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

CURRENT YIELD. The yield of the Funds refers to the annualized income generated by an investment in the Funds over a specified seven-day period. The yield is calculated by assuming that the income generated by the investment during that seven-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, these yields will be calculated as follows:

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change during the period (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change during the period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1.

The effective yield reflects the reinvestment of net income earned daily on the Funds' assets.

CALCULATION OF TOTAL RETURN

The total return of the Funds refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Trust commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. Total return is calculated separately for each class of shares of the Trust.

HISTORICAL PERFORMANCE. The Institutional Class and Administration Class of the Government Money Market Fund commenced operations on September 9, 2002 and December __, 2002, respectively, and therefore there is no performance history for the Government Money Market Fund. The Institutional Class and Service Class of the Treasury Obligations Money Market Fund commenced operations on December __, 2002, and therefore there is no performance history Treasury Obligations Money Market Fund.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY. The Funds intend to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, the Funds must distribute at least 90% of their net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year (the "Distribution Requirement"), if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (I) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Funds' assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Funds control or that are engaged in the same, similar or related trades or businesses.

The Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Funds must distribute to satisfy the Distribution Requirement. In some cases, the Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their net realized capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Funds fail to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Funds as regulated investment companies if they determine such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS. Distributions of investment company taxable income will be taxable to Fund shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Funds' earnings and profits. The Funds anticipate that they will distribute substantially all of their investment company taxable income for each taxable year.

Because the Funds' income is derived primarily from interest rather than dividends, it is not expected that any Funds distribution will qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Funds in the year in which the dividends were declared. If you have not held Fund shares for a full year, the Funds may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during your period of investment in the Funds.

The Funds will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Funds during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OF FUND SHARES. Redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. However, because the Funds seek to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such amounts withheld from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. Resident Alien).

FEDERAL EXCISE TAX. If the Funds fail to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of their capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Funds will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon, but can make no assurances that distributions will be sufficient to avoid this tax.

STATE AND LOCAL TAXES. The Funds are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. Since the Funds had not yet commenced operations, no such securities were held.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Funds for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                    APPENDIX
                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 57

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2)            Registrant's  Amended and  Restated  By-Laws are  incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated
                  August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of
                  Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First
                  Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to
                  exhibit  (d)(11)  of   Post-Effective   Amendment  No.  41  to

                  Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.
(d)(12) Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective
                  Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(14) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(15) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective
                  Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(16) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2001.
(d)(17) Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(18) Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(19) Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit
                  (d)(19) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(20) Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to

                  Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(21) Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(22) Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(23) Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(24)           Investment  Advisory  Agreement  between  Registrant  and C.S.
                  McKee,  LLP is  incorporated  herein by  reference  to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(25) Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(26) Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(27) Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(28) Form of Investment Advisory Agreement between Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(29) Form of Investment Advisory Agreement between Registrant and McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.

(d)(30) Form of Investment Advisory Agreement between Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 13, 2002.
(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(f)               Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is incorporated herein by reference to exhibit
                  (g)(4) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan

                  Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective
                  Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the

                  Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(h)(28) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(29) Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(30) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(31) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(32) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(33) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(34) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(35) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(36) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the

                  Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No.55 filed on August 30, 2002.
 (h)(37) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(38) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(39) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(39) of Post-Effective Amendment No.55 filed on August 30, 2002.
(h)(40) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(40) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(41) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(42) Schedule to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(43) Form of Schedule, dated August 12, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No.56 filed on September 13, 2002.
(h)(44) Form of Schedule, dated August 12, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual

                  Funds Services pertaining to the McKinley Large Cap Growth Fund is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No.56 filed on September 13, 2002.
(h)(45) Form of Schedule, dated September 17, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is
                  incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No.56 filed on September 13, 2002.
(i)               Not Applicable
(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1)            Distribution  Plan  for The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein  by  reference  to  exhibit  (m)  of  the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(m)(3) Form of Distribution Plan for the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No.56 filed on September 13, 2002.
(n)               Not Applicable.
(o)(1) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the
                  Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(o)(2) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(1) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
 (p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(4)            Clarion CRA  Securities,  LP,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(4) of the  Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(6)            HGK Asset  Management,  Inc.,  Code of Ethics is  incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(p)(11) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(p)(12) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(13) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(14) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(15) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective

                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(16) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(17) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(18) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(19) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(20) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(21) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(22) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(23) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(24) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective
                  Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(25)           Thompson,   Siegel  &  Walmsley,   Inc.   Code  of  Ethics  is
                  incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(26)           McKinley   Capital   Management,   Inc.   Code  of  Ethics  is
                  incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2002.

(p)(27)           Chartwell   Investment   Partners  Code  of  Ethics  is  filed
                  herewith.
(q)(1)            Powers of  Attorney  for John T.  Cooney,  William  M.  Doran,
                  Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's
                  Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                        Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
----------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
----------------------------------------------------------------------------------------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
----------------------------------------------------------------------------------------------------------------------

AIG CAPITAL MANAGEMENT CORP.
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                                                                Services
                                         AIG Global Investment Corp (Europe)    Director
                                         Ltd.
                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director               American International Group, Inc.     Chief Financial Officer of Financial
                                                                                Services Division

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director                American International Group, Inc.     Treasurer & Vice President

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and             AIG Global Investment Corp.            Director, Chairman, CEO, CIO
Chairman, CIO                            AIG Asset Management, Ltd.             Director
                                         AIG Global Investment Group, Inc.      Director
                                         AIG International Group, Inc.          Senior Vice President, Chief
                                                                                Investment Officer
                                         AIG Investment Corp, (Europe), Ltd.    Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
----------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director, President      AIG Structured Products, Inc.          Vice President
                                         AIGTI, Inc.                            Vice President
                                         AIG Equity Sales Corp.                 Director
----------------------------------------------------------------------------------------------------------------------
Richard S. Biegen, Compliance Officer    AIG Global Investment Group, Inc.      Vice President
----------------------------------------------------------------------------------------------------------------------
Neil Friedman,                           AIG Funding, Inc.                      Vice President
Vice President, Comptroller              AIGTI, Inc.                            Vice President
                                         AIG Capital Partners, Inc.             Vice President
                                         AIG Brandes, LLC Assistant             Treasurer
----------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice President,        AIG Funding, Inc.                      Vice President
Senior Portfolio Manager                 AIGTI, Inc.                            Vice President
----------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice President,       AIG Funding, Inc.                      Vice President
Portfolio Manager                        AIGTI, Inc.                            Vice President
----------------------------------------------------------------------------------------------------------------------
Matthew Cabezas-Buhse, Assistant         AIG Funding, Inc.                      Assistant Portfolio Manager
Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President                                               Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -----------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, General         Sequa Corporation                      Member, Board of Directors
Partner
----------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General Partner                        --                                      --
----------------------------------------------------------------------------------------------------------------------
Jack H. Varon, General Partner                            --                                      --
----------------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, General Partner                      --                                      --
----------------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General Partner                     --                                      --
----------------------------------------------------------------------------------------------------------------------
David M. Manischewitz, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General Partner                     --                                      --
----------------------------------------------------------------------------------------------------------------------
John R. Loomis, General Partner                           --                                      --
----------------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, General Partner                      --                                      --
----------------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                         --                                      --
General Counsel
----------------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------

                                      C-17


----------------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General Partner                         --                                      --
----------------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General Partner                       --                                      --
----------------------------------------------------------------------------------------------------------------------
William F. Guardenier, General Partner                    --                                      --
----------------------------------------------------------------------------------------------------------------------
Todd W. Green, General Partner                            --                                      --
----------------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General Partner                        --                                      --
----------------------------------------------------------------------------------------------------------------------
Jay Vodofsky, General Partner                             --                                      --
----------------------------------------------------------------------------------------------------------------------

CLARION CRA SECURITIES, L.P.
Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III, Managing              --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing Director              --                                     --
----------------------------------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Managing                    --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
John Alexander Weisz, President          Clarion Partners, LLC                  President
----------------------------------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman           Clarion Partners, LLC                  Chairman
----------------------------------------------------------------------------------------------------------------------
Charles Grossman, Executive Vice         Clarion Partners, LLC                  Executive Vice President
President
----------------------------------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen, Managing    Clarion Partners, LLC                  Managing Director
Director
----------------------------------------------------------------------------------------------------------------------
Sherry Lynn Rexroad, Director                      --                                     --
----------------------------------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT COMPANY
LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 200 West Madison Street, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
----------------------------------------------------------------------------------------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
----------------------------------------------------------------------------------------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
----------------------------------------------------------------------------------------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
----------------------------------------------------------------------------------------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
----------------------------------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
----------------------------------------------------------------------------------------------------------------------
Andrei Shleifer, Partner                          Harvard University                   Professor of Economics
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY
Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Mark Whitaker Whalen, President and                       --                                     --
Director
----------------------------------------------------------------------------------------------------------------------
David Michael Ralston, Ex. Vice                           --                                     --
President and Director
----------------------------------------------------------------------------------------------------------------------
Alexander Worth McAlister, Sr. Vice                       --                                     --
President
----------------------------------------------------------------------------------------------------------------------
Mary Dupere Chaney, Vice President and                    --                                     --
Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------------
Mary Weeks Fountain, Vice                                 --                                     --
President/Fixed Income Portfolio Mgr.
----------------------------------------------------------------------------------------------------------------------
James Finrey Eaterlin, Sr. Vice          Legg Mason                             Vice President/Equity Analyst (1/98)
President/Equity Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
Eduardo Alejandro Brea, Sr. Vice                          --                                     --
President/Equity Portfolio Mgr.
----------------------------------------------------------------------------------------------------------------------


TOEWS CORPORATION
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
----------------------------------------------------------------------------------------------------------------------
Phillip R. Toews, President                               --                                     --
----------------------------------------------------------------------------------------------------------------------
Alex J. Rigolizzo, Associated Person                      --                                     --
----------------------------------------------------------------------------------------------------------------------
Randall D. Schroeder, Associated Person                   --                                     --
----------------------------------------------------------------------------------------------------------------------


PROSPECT ASSET MANAGEMENT, INC.
Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Curtis Freeze                                             --                                     --
----------------------------------------------------------------------------------------------------------------------


SYNOVUS FUND INVESTMENT ADVISORS
Synovus Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Bill Perkins                             Synovus Securities, Inc.               CEO
Director                                 Synovus Trust Company                  Director
----------------------------------------------------------------------------------------------------------------------
George Flowers                           Synovus Trust Company                  President
President
----------------------------------------------------------------------------------------------------------------------
Mark J. Brown                            Synovus Trust Company                  Senior Vice-President & CIO since
Senior Vice-President                                                           1996
----------------------------------------------------------------------------------------------------------------------
Walter M. Deriso                         Security Bank and Trust                President & CEO (Jan. 1991-1997)
Chairman                                 Synovus Financial Corp.                Vice Chairman Jan. 1997-present
----------------------------------------------------------------------------------------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
---------------------------------------- -------------------------------------- --------------------------------------

STEINBERG PRIEST CAPITAL MANAGEMENT CO., INC
Steinberg Priest Capital Management Co., Inc is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest Capital Management Co., Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982
Director
----------------------------------------------------------------------------------------------------------------------
Steven L. Feld                           Financial Clearing Services Corp.      Vice President June 1985-January 1990
Vice President                           Michael A. Steinberg & Co., Inc.       Vice President since August 1990
----------------------------------------------------------------------------------------------------------------------
Virginia C. Clark                        Merrill Lynch, Pierce, Fenner & Smith  Block Trader July 1975-October 1986
Head Trader                              Michael A. Steinberg & Co., Inc.       Head Trader since October 1986
----------------------------------------------------------------------------------------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management Partners     Senior Vice President & Portfolio
Portfolio Manager & Analyst              LLC                                    Strategist July 1995-May 1998
----------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr., Managing         BEA Associates                         CEO, Chairman of the Executive
Partner, Portfolio Manager                                                      Committee, Managing Director and
                                                                                Portfolio Manager June 1992-Dec. 1997
                                         Credit Suisse Asset Management, LLC    CEO, Chairman of the Managing
                                                                                Committee, Managing Director and
                                                                                Portfolio Manager January 1998 -
                                                                                April 2000
----------------------------------------------------------------------------------------------------------------------
David N. Pearl, Managing Director,       ING Baring Furman Selz                 Managing Dircetor, from 1997-2001
Portfolio Manager                                                               Senior Portfolio Manager from 1994
                                         Citibank Global Asset Management       to 1997
----------------------------------------------------------------------------------------------------------------------
Orest B. Stelmach, Managing Director,    The Carlyle Group                      Managing Director and High Yield
Portfolio Manager                                                               Portfolio Manager from 1999 to 2001
                                         TIG Holdings, Inc.                     Senior Vice President and CIO from
                                                                                1993 to 1999
----------------------------------------------------------------------------------------------------------------------
Joseph W. Donaldson, Director, Senior    First Manhattan Co.                    Equity Analyst from 1999 to 2001
Analyst                                  ING Baring Furman Selz                 Senior Analyst in 1998
----------------------------------------------------------------------------------------------------------------------


COOKE & BIELER, LP
Cooke & Bieler, LP is the investment  adviser to the C&B Equity  Portfolio,  C&B
Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.


----------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------
Sam Ballam III -  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Kermit S. Eck-  Partner                          Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
John J.Medveckis-  Partner                       Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Michael M. Meyer-  Partner                       Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
James R. Norris-  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
James R. O'Neal-  Partner                        Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Bruce A. Smith-  Partner                         Cooke & Bieler, Inc.                         Principal
----------------------------------------------------------------------------------------------------------------------
Mehul Trivedi-  Partner                          Cooke & Bieler, Inc.                         Associate
----------------------------------------------------------------------------------------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.


------------------------------------------------------------------------------------------------------------------------------------

    NAME                       POSITION WITH INVESTMENT ADVISER  NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------------------------------------------
    Stuart M. Christhilf, III  Principal - Director              NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Donald J. Hoelting         Principal - Director              NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Robert D. McDorman, Jr.    Principal - Director              NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Paul L. Borssuck           Principal                         NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Andrew L. Gilchrist        Principal                         NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    William V. Heaphy          Principal                         NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Stephen T. Scott           Principal                         NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Simeon F. Wooten, III      Principal                         NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    James F. McAree            Senior Vice President             NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Linda L. Rosatelli         Vice President of Operations      NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    E. Matthew Waldron, III    Vice President of Marketing       NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Edward W. Brown, Jr.       Vice President                    NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Elizabeth A. Dannettel     Vice President                    NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Svietlana T. Franke        Vice President                    NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Christine C. Davis         Asst. VP & Operations Mang.       NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Wendy E. Brown             Portfolio Accountant              NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Kanda K. Harp              Marketing Associate               NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Caroline N. Johnson        Marketing Associate               NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Joan Bielski               Admin. Assistant                  NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    Jamie L. Russell           Admin. Assistant                  NA                               NA
------------------------------------------------------------------------------------------------------------------------------------
    David C. Hegger            Director                          Old Mutual (US) Holdings, Inc.   Senior Vice President
------------------------------------------------------------------------------------------------------------------------------------

ACADIAN ASSET MANAGEMENT, INC.
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Gary Leonard Bergstrom - Chairman,                       None                                   None
Director & Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Ronald Dickson Frashure - President &                    None                                   None
Director
------------------------------------------------------------------------------------------------------------------------------------
Churchill Gibson Franklin - Executive                    None                                   None
Vice President & Director
------------------------------------------------------------------------------------------------------------------------------------
John Robert Chisholm - Executive Vice                    None                                   None
President & Director
------------------------------------------------------------------------------------------------------------------------------------
Barry Bennett White - Clerk                              None                                   None
------------------------------------------------------------------------------------------------------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
------------------------------------------------------------------------------------------------------------------------------------


RICE, HALL, JAMES & ASSOCIATES
Rice, Hall, James & Associates is the investment adviser to the Rice, Hall James Micro Cap Portfolio and Rice, Hall James Small/Mid Cap Portfolio. The principal address of Rice, Hall, James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
------------------------------------------------------------------------------------------------------------------------------------
Thao Buu-Hoan, Partner                                     None
------------------------------------------------------------------------------------------------------------------------------------
Kevin Hamilton, Partner                         Messner & Smith Investment                Former employer -
                                                        Management                      Joined RHJ 1/22/2002
------------------------------------------------------------------------------------------------------------------------------------
Charles G. King, Partner                                   None
------------------------------------------------------------------------------------------------------------------------------------
Peter Krzyzek, Partner                                     None
------------------------------------------------------------------------------------------------------------------------------------
Thomas  McDowell, Partner                                  None
------------------------------------------------------------------------------------------------------------------------------------
Gary S. Rice, Partner                                      None
------------------------------------------------------------------------------------------------------------------------------------
Douglas Sheres, Partner                                    None
------------------------------------------------------------------------------------------------------------------------------------
David P. Tessmer, Partner                                  None
------------------------------------------------------------------------------------------------------------------------------------
Timothy A. Todaro, Partner                                 None
------------------------------------------------------------------------------------------------------------------------------------
Patricia A. Urbonya, Partner                               None
------------------------------------------------------------------------------------------------------------------------------------


C.S. MCKEE, LLP
C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser        Name of Other Company                       Connection with Other
                                                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
Eugene M. Natali, President
------------------------------------------------------------------------------------------------------------------------------------
Gregory M. Melvin, EVP, CIO                      Dartmouth Capital Advisor's Inc.                   President
------------------------------------------------------------------------------------------------------------------------------------
Norman S. Allan, Exec. EVP
------------------------------------------------------------------------------------------------------------------------------------
Lloyd F. Stamy, Jr. , SVP
------------------------------------------------------------------------------------------------------------------------------------
Joseph A. Buongiorno, SVP
------------------------------------------------------------------------------------------------------------------------------------
Boyd M. Hanson, VP
------------------------------------------------------------------------------------------------------------------------------------
Jack P. White, VP
------------------------------------------------------------------------------------------------------------------------------------
Brian S. Allen, VP
------------------------------------------------------------------------------------------------------------------------------------
Bryan R. Johanson, VP
------------------------------------------------------------------------------------------------------------------------------------
Suda Vatsan, VP
------------------------------------------------------------------------------------------------------------------------------------
Amit Dugar, VP
------------------------------------------------------------------------------------------------------------------------------------
Robert A. McGee, VP
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Navari, AVP
------------------------------------------------------------------------------------------------------------------------------------
Christy S. Brenza, VP
------------------------------------------------------------------------------------------------------------------------------------
William J. Andrews, VP
------------------------------------------------------------------------------------------------------------------------------------


INDEPENDENCE INVESTMENT, LLC
Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Mark C. Lapman, Chairman of the Board
and President
------------------------------------------------------------------------------------------------------------------------------------
John S. Montgomery, Executive Vice
President
------------------------------------------------------------------------------------------------------------------------------------
John F. DeSantis, Executive Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Miriam F. Cooper, Chief Operating
Officer
------------------------------------------------------------------------------------------------------------------------------------
William P. Callan, Senior Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Bradford S. Greenleaf, Senior Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Paul F. McManus, Senior Vice President
------------------------------------------------------------------------------------------------------------------------------------
William S. Baughman, Senior Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Joanne P. Acford, Director               John Hancock Life Insurance Company    Senior Vice President and Deputy
                                                                                General Counsel
------------------------------------------------------------------------------------------------------------------------------------
John M. DeCiccio, Director               John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President and Chief
                                                                                Investment Officer & Director
------------------------------------------------------------------------------------------------------------------------------------
Maureen R. Ford, Director                John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President
                                         John Hancock Advisers, LLC and The     Chairman, Director and Chief
                                         Berkley Group Executive Officer
                                         John Hancock Funds
                                                                                Chairman, President and Chief
                                                                                Executive Officer
------------------------------------------------------------------------------------------------------------------------------------
Klaus O. Shigley, Director               John Hancock Life Insurance Company    Vice President
------------------------------------------------------------------------------------------------------------------------------------
Gregory P. Winn, Director                John Hancock Life Insurance Company    Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------------------

ANALYTIC INVESTORS, INC.
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with          Name of Other Company                      Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,          Ensign Peak Advisors                       President(September 1997-present)
Chairman                        Bonneville Holding Corporation             Director (January 2000-present)
                                Deseret Trust Company                      Director(September 1996- present)
                                Analytic/TSA Investors, Inc.               Chariman (April 1998-January 2001)
                                OHSF Hedge MGP I, Inc.                     Director (November 1999-December 2000)
------------------------------------------------------------------------------------------------------------------------------------
Harindra de Silva, Director     Analytic US Market Neutral, Ltd.           Director (January 1999- present)
and President                   Analytic US Market Offshore Master, Ltd.   Director (November 2000- present)
                                Analytic/TSA Investors, Inc.               President (April 1998- January 2001)
------------------------------------------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,             Analytic/TSA Investors, Inc.               Treasurer, Principal, Vice President
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
------------------------------------------------------------------------------------------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.               Executive Officer
                                Old Mutual Asset Managers (US) LLC         Executive Officer
                                Mellon Institutional                       Executive Vice President-Sales, Marketing and
                                                                           Product Development
------------------------------------------------------------------------------------------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, 56th Floor, Chicago, IL 60602.


------------------------------------------------------------------------------------------------------------------------------------
                                Position with Investment     Name of Other Company        Connection with Other
Employee Name                   Adviser                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Jon F. Holsteen                          Chairman                       None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
William W. Zimmer                        President                      None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Harmon                        Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McGrath                        Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Donna L. Minnich                        Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Todd A. Davis                           Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Gary R. Dhein                           Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Frank F. Holsteen                       Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Sindelar                       Senior V.P.                     None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Gary J. Kauppila                      Vice President                    None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Leslie D. Makovic                     Vice President                    None                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Michael C. Wolcott                    Vice President                    None                          N/A
------------------------------------------------------------------------------------------------------------------------------------


CAMBIAR INVESTORS LLC
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund and the Cambiar International Equity Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company              Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Barish, President                               None
------------------------------------------------------------------------------------------------------------------------------------
Nancy H. Wigton, Sr. Vice President                      None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Gardner, Vice President               Mountain States Bank           Board of Directors - effective April 2002
------------------------------------------------------------------------------------------------------------------------------------
Maria L. Azari, Vice President                           None
------------------------------------------------------------------------------------------------------------------------------------
Anna A. Aldrich, Vice President                          None
------------------------------------------------------------------------------------------------------------------------------------
Edward W. O'Connor, Vice President                       None
------------------------------------------------------------------------------------------------------------------------------------
Julie Goodrum, Vice President                            None
------------------------------------------------------------------------------------------------------------------------------------
Christine M. Simon, Vice President                       None
------------------------------------------------------------------------------------------------------------------------------------

                                      C-27

FIDUCIARY MANAGEMENT ASSOCIATES, INC.
Fiduciary Management Associates, Inc. is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, Inc. is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carr, III, Chairman and CEO    Greentech Advisory Board-Vista         Director
                                         Petroleum
------------------------------------------------------------------------------------------------------------------------------------
Anne T. Durkin, Assitstant Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Terry B. French, Senior Vice President
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Gasparac, Vice President
------------------------------------------------------------------------------------------------------------------------------------
Lloyd J. Spicer, Senior Vice President
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Thornburgh, Executive Vice
President
------------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Vorisek, President and CIO
------------------------------------------------------------------------------------------------------------------------------------
Edward S. Borland, Assistant Vice
President
------------------------------------------------------------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

SIRACH CAPITAL MANAGEMENT, INC.
Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 95101.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

COMMERCE CAPITAL MARKETS, INC.
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Vincent J. Stafford, President/CEO       Commerce Capital Investments, Inc      President/CEO
------------------------------------------------------------------------------------------------------------------------------------
Douglas J. Pauls, Director               Commerce Bancorp, Inc                  Chief Financial Officer
------------------------------------------------------------------------------------------------------------------------------------
Terry Malloy, Secretary/CFO              Commerce Capital Investments, Inc      Secretary/CFO
------------------------------------------------------------------------------------------------------------------------------------
David Thompson, Director                 N/A                                    N/A
------------------------------------------------------------------------------------------------------------------------------------


MCKINLEY CAPITAL MANAGEMENT, INC.
McKinley Capital Management, Inc. is the investment adviser to the McKinley Capital Large Cap Growth Fund. The principal address of McKinley Capital Management, Inc. is 3301 C Street, Suite 500, Anchorage, Alaska 99503.


------------------------------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                    Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Robert B. Gillam, President, Chief       1. McKinley Partners, LLC                1. Manager
Investment Officer, Director             2. McKinley  Offshore  Management, Ltd.  2. Director
                                         3. Williams Financial Group              3. Registered Representative
------------------------------------------------------------------------------------------------------------------------------------
Diane Wilke, Executive Vice President,   1. McKinley  Offshore  Management, Ltd.  1. Director
Chief Operating Officer, Director        2. Williams Financial Group              2. Registered Representative
------------------------------------------------------------------------------------------------------------------------------------
Tamara Leitis, Assistant Vice President  Williams Financial Group                 Registered Representative
------------------------------------------------------------------------------------------------------------------------------------
B. Thomas Willison, Director (Chairman)  None
------------------------------------------------------------------------------------------------------------------------------------

CHARTWELL INVESTMENT PARTNERS
Chartwell Investment Partners is the investment adviser to the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.


------------------------------------------------------------------------------------------------------------------------------------
Name                            Position with Investment     Name of Other Company        Connection with Other
                                Adviser                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Edward N. Antoian               Managing Partner, Senior               Zeke LP            General Partner, Portfolio
                                Portfolio Mgr                                             Manager
------------------------------------------------------------------------------------------------------------------------------------
George H. Burwell               Partner, Senior Portfolio Mgr
------------------------------------------------------------------------------------------------------------------------------------
David C. Dalrymple              Managing Partner, Senior
                                Portfolio Mgr
------------------------------------------------------------------------------------------------------------------------------------

                                      C-29


------------------------------------------------------------------------------------------------------------------------------------
G. Gregory Hagar                Partner, Chief Financial        Chartwell Dividend &            Vice President
                                Officer                           Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Winthrop S. Jessup              Managing Partner, Chairman      Chartwell Dividend &        President, Chairman and
                                                                  Income Fund, Inc.                Director
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Jones                Partner, Senior Portfolio
                                Mgr
------------------------------------------------------------------------------------------------------------------------------------
Michael J. McCloskey            Managing Partner, President
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Melich                 Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
                                Portfolio Mgr                     Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Nalevanko            Partner, Director of
                                Equity Trading
------------------------------------------------------------------------------------------------------------------------------------
Harold A. Ofstie                Managing Partner, Senior
                                Portfolio Mgr
------------------------------------------------------------------------------------------------------------------------------------
Maria E. Pollack                Partner, Director of            Chartwell Dividend &            Vice President
                                Client Administration             Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Riddle               Managing Partner, Chief         Chartwell Dividend &          Vice President and
                                Executive Officer                 Income Fund, Inc.                Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Bernard P. Schaffer             Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
                                Portfolio Mgr                     Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Leslie M. Varrelman             Partner, Director of Fixed      Chartwell Dividend &            Vice President
                                Income                            Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Babak Zenouzi                   Partner, Senior Portfolio
                                Mgr
------------------------------------------------------------------------------------------------------------------------------------


Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                                        July 15, 1982
         SEI Liquid Asset Trust                                        November 29, 1982
         SEI Tax Exempt Trust                                          December 3, 1982
         SEI Index Funds                                               July 10, 1985
         SEI Institutional Managed Trust                               January 22, 1987
         SEI Institutional International Trust                         August 30, 1988
         The Advisors' Inner Circle Fund                               November 14, 1991
         STI Classic Funds                                             May 29, 1992
         The Arbor Fund                                                January 28, 1993

                                      C-30


         Bishop Street Funds                                           January 27, 1995
         STI Classic Variable Trust                                    August 18, 1995
         SEI Asset Allocation Trust                                    April 1, 1996
         SEI Institutional Investments Trust                           June 14, 1996
         HighMark Funds                                                February 15, 1997
         Armada Funds                                                  March 8, 1997
         Expedition Funds                                              June 9, 1997
         Oak Associates Funds                                          February 27, 1998
         The Nevis Fund, Inc.                                          June 29, 1998
         CNI Charter Funds                                             April 1, 1999
         The Armada Advantage Fund                                     May 1, 1999
         Amerindo Funds Inc.                                           July 13, 1999
         Friends Ivory Funds                                           December 16, 1999
         iShares Inc.                                                  January 28, 2000
         SEI Insurance Products Trust                                  March 29, 2000
         iShares Trust                                                 April 25, 2000
         Pitcairn Funds                                                August 1, 2000
         First Focus Funds, Inc.                                       October 1, 2000
         JohnsonFamily Funds, Inc.                                     November 1, 2000
         The MDL Funds                                                 January 24, 2001
         Causeway Capital Management Trust                             September 20, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --



                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M.
     McCullough            Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(a) and (b); (3);
(6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:


        First Union National Bank       Union Bank of California
        125 Broad Street                475 Sansome Street, 15th Floor
        Philadelphia, PA 19109          San Francisco, California 94111

         (b)/(c) With respect to Rules 31a-1(a);  31a-1  (b)(1),(4);  (2)(C) and
(D); (4); (5); (6); (8); (9); (10);  (11); and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With  respect to Rules 31a-1  (b)(5),  (6),  (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 North Radnor-Chester Road
                  Radnor, PA 19087

                  LSV Asset Management Company
                  200 W. Madison Street, 27th Floor
                  Chicago, Illinois 60606

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Fund Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest Capital Management Co., Inc.
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Cooke & Bieler, Inc.
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  700 South Flower Street, Suite 400
                  Los Angeles, CA 90017

                  Chicago Asset Management Company
                  70 West Madison Street, 56th Floor
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, Inc.
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

                  McKinley Capital Management, Inc.
                  3301 C Street, Suite 500
                  Anchorage, Alaska 99503

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

Item 29.  Management Services: NONE.
Item 30.  Undertakings: NONE.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 57 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 27th day of September 2002.

                                            THE ADVISORS' INNER CIRCLE FUND

                                            By: /S/ JAMES R. FOGGO
                                               -----------------------
                                            James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                         *                                    Trustee                   September 27, 2002
--------------------------------------------
John T. Cooney

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
William M. Doran

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
Eugene Peters

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                   September 27, 2002
--------------------------------------------
James M. Storey

/S/ JAMES R. FOGGO                                            President                 September 27, 2002
--------------------------------------------
James R. Foggo

                  *                                           Controller &              September 27, 2002
--------------------------------------------                  Chief Financial Officer
Jennifer Spratley


*By: /S/ JAMES R. FOGGO
     ---------------------------------------
         James R. Foggo
         Attorney-in-Fact


                                 EXHIBIT INDEX

Exhibit No. and  Description

Item 23. Exhibits:

EX-99.A1          Registrant's Agreement and Declaration of Trust dated July 18,
                  1991, as originally  filed with the SEC on August 29, 1991, is
                  incorporated   herein  by  reference  to  exhibit   (1)(a)  of
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration Statement on Form N-1A (File No.33-42484),  filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.A2          Registrant's  Amendment to the  Agreement and  Declaration  of
                  Trust  dated  December  2,  1996,  is  incorporated  herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on December 13, 1996.
EX-99.A3          Registrant's  Amendment to the  Agreement and  Declaration  of
                  Trust dated  February  18,  1997,  is  incorporated  herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on February 27, 1997.
EX-99.B1          Registrant's  By-Laws are incorporated  herein by reference to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 29, 1991.
EX-99.B2          Registrant's  Amended and  Restated  By-Laws are  incorporated
                  herein  by  reference  to  Exhibit   (b)(2)  of   Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
EX-99.C           Not Applicable.
EX-99.D1          Investment Advisory Agreement between Registrant and HGK Asset
                  Management,  Inc.  with respect to HGK Fixed Income Fund dated
                  August  15,  1994  as  originally  filed  with  Post-Effective
                  Amendment  No. 15 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's  Registration Statement on Form N-1A (File
                  No. 33-42484), filed on February 28, 1996.
EX-99.D2          Investment  Advisory  Agreement  between  Registrant  and  AIG
                  Capital Management Corp. with respect to AIG Money Market Fund originally  filed  with  Post-Effective  Amendment  No.  17 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on September 19, 1994 is  incorporated  herein by reference to
                  exhibit   (5)(f)  of   Post-Effective   Amendment  No.  28  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484), filed February 27, 1997.
EX-99.D3          Investment  Advisory  Agreement  between  Registrant and First
                  Manhattan  Co.  with  respect to FMC Select  Fund dated May 3,

                  1995 as originally filed with Post-Effective  Amendment No. 19 to Registrant's  Registration Statement on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February  1,  1995 is  incorporated  herein  by  reference  to
                  exhibit   (5)(g)  of   Post-Effective   Amendment  No.  24  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484) filed on February 28, 1996.
EX-99.D4          Investment  Advisory Agreement between Registrant and CRA Real
                  Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty  Shares  Portfolio  is  incorporated  herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's  Registration Statement on Form N-1A (File
                  No.   33-42484)   filed  with  the   Securities  and  Exchange
                  Commission on May 22, 1997.
EX-99.D5          Investment  Advisory  Agreement  between  Registrant  and  MDL
                  Capital Management,  Inc. with respect to the MDL Broad Market
                  Fixed  Income  Portfolio  and the MDL Large Cap Growth  Equity
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (5)(e) of Post-Effective  Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.D6          Investment  Advisory  Agreement  between  Registrant  and SAGE
                  Global Funds, LLC with respect to the SAGE Corporate Bond Fund is  incorporated  herein by  reference  to  exhibit  (5)(f) of
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.D7          Investment  Sub-Advisory  Agreement between SAGE Global Funds,
                  LLC and Standard  Asset Group,  Inc.  with respect to the SAGE
                  Corporate  Bond Fund is  incorporated  herein by  reference to exhibit  (5)(i)  of  Post-Effective  Amendment  No.  32 to the
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 27, 1998.
EX-99.D8          Investment Advisory Agreement between Registrant and LSV Asset
                  Management  Company is  incorporated  herein by  reference  to exhibit  (d)(8)  of  Post-Effective  Amendment  No.  46 to the
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on June 22, 2001.
EX-99.D9          Amended  and  Restated  Schedule  to the  Investment  Advisory
                  Agreement  dated  May 3,  1995  between  Registrant  and First
                  Manhattan  Company  with  respect  to the FMC  Select  and FMC
                  Strategic Value Funds is  incorporated  herein by reference to
                  exhibit   (d)(9)  of   Post-Effective   Amendment  No.  34  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on December 29, 1998.
EX-99.D10         Investment  Advisory Agreement between Registrant and Sterling
                  Partners   Capital   Management  is  incorporated   herein  by
                  reference to exhibit (d)(10) of  Post-Effective  Amendment No.
                  45 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on April 12, 2001.
EX-99.D11         Investment  Advisory  Agreement between the Registrant and GLB
                  Fund Management,  Inc. is incorporated  herein by reference to
                  exhibit  (d)(11)  of   Post-Effective   Amendment  No.  41  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on December 13, 2000.
EX-99.D12         Investment  Advisory  Agreement  between  Registrant and Toews
                  Corporation  with  respect to the Toews S&P 500  Hedged  Index
                  Fund and Toews  Nasdaq-100  Hedged Index Fund is  incorporated herein by  reference  to  exhibit  (d)(12)  of  Post-Effective
                  Amendment  No. 46 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on June 22, 2001.
EX-99.D13         Investment  Advisory Agreement between Registrant and Prospect
                  Asset  Management with respect to The Japan Smaller  Companies
                  Fund is incorporated herein by reference to exhibit (d)(13) of
                  Post-Effective  Amendment No. 46 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.D14         Investment  Advisory  Agreement  dated August 13, 2001 between
                  Registrant   and   Synovus   Funds   Investment   Advisors  is
                  incorporated   herein  by  reference  to  exhibit  (d)(14)  of
                  Post-Effective  Amendment No. 48 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on November 5, 2001.
EX-99.D15         Investment   Sub-Advisory  Agreement  dated  August  13,  2001
                  between  Registrant,  Synovus  Funds  Investment  Advisors and
                  Steinberg Priest Capital Management, Co., Inc. is incorporated herein by  reference  to  exhibit  (d)(14)  of  Post-Effective
                  Amendment  No. 48 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on November 5, 2001.
EX-99.D16         Investment  Advisory  Agreement between Registrant and Cooke &
                  Bieler,  Inc. is  incorporated  herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the  Securities  and  Exchange  Commission  on August 16,
                  2001.
EX-99.D17         Investment  Advisory  Agreement between Registrant and Acadian
                  Asset Management,  Inc. is incorporated herein by reference to
                  exhibit  (d)(17)  of   Post-Effective   Amendment  No.  55  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D18         Investment  Advisory Agreement between Registrant and Analytic
                  Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D19         Investment  Advisory  Agreement between Registrant and Cambiar
                  Investors LLC is  incorporated  herein by reference to exhibit
                  (d)(19) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D20         Investment  Advisory  Agreement between Registrant and Chicago
                  Asset Management  Company is incorporated  herein by reference to  exhibit  (d)(20)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D21         Investment Advisory Agreement between Registrant and Fiduciary
                  Management   Associates,   Inc.  is  incorporated   herein  by
                  reference to exhibit (d)(21) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D22         Investment   Advisory   Agreement   between   Registrant   and
                  Independence   Investment,   LLC  is  incorporated  herein  by
                  reference to exhibit (d)(22) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D23         Investment   Advisory   Agreement   between   Registrant   and
                  Investment Counselors of Maryland,  LLC is incorporated herein by reference to exhibit  (d)(23) of  Post-Effective  Amendment
                  No. 55 to  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on August 30, 2002.
EX-99.D24         Investment  Advisory  Agreement  between  Registrant  and C.S.
                  McKee,  LLP is  incorporated  herein by  reference  to exhibit
                  (d)(24) of  Post-Effective  Amendment  No. 55 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and  Exchange  Commission  on August 30,
                  2002.
EX-99.D25         Investment  Advisory  Agreement  between  Registrant and Rice,
                  Hall,  James & Associates is incorporated  herein by reference to  exhibit  (d)(25)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D26         Investment  Advisory  Agreement between  Registrant and Sirach
                  Capital  Management,  Inc. is incorporated herein by reference to  exhibit  (d)(26)  of  Post-Effective  Amendment  No. 55 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D27         Investment Advisory Agreement between Registrant and Thompson,
                  Siegel & Walmsley, Inc. is incorporated herein by reference to
                  exhibit  (d)(27)  of   Post-Effective   Amendment  No.  55  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on August 30, 2002.
EX-99.D28         Form of Investment  Advisory  Agreement between Registrant and
                  Commerce  Capital  Markets,  Inc.  is  incorporated  herein by reference to exhibit (d)(28) of  Post-Effective  Amendment No.
                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D29         Form of Investment  Advisory  Agreement between Registrant and
                  McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No.

                  55 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on August 30, 2002.
EX-99.D30         Form of Investment  Advisory  Agreement between Registrant and
                  Chartwell   Investment  Partners  is  incorporated  herein  by
                  reference to exhibit (d)(30) of  Post-Effective  Amendment No.
                  56 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on September 13, 2002.
EX-99.E1          Amended and Restated Distribution Agreement between Registrant and SEI  Financial  Services  Company  dated August 8, 1994 as originally  filed  with  Post-Effective  Amendment  No.  17 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  September  19, 1994 is  incorporated  herein by  reference  to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's
                  Registration  Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
EX-99.E2          Distribution  Agreement between Registrant and CCM Securities,
                  Inc.  dated  February  28,  1997  is  incorporated  herein  by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's  Registration Statement on Form N-1A (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on June 30, 1997.
EX-99.E3          Amended and Restated  Sub-Distribution and Servicing Agreement
                  between  SEI   Investments   Company  and  AIG  Equity   Sales
                  Corporation  is  incorporated  herein by  reference to exhibit
                  (6)(c) to  Post-Effective  Amendment  No.  32 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 27,
                  1998.
EX-99.F           Not Applicable.
EX-99.G1          Custodian  Agreement  between  Registrant and CoreStates  Bank
                  N.A.  originally  filed  Pre-Effective   Amendment  No.  1  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on October 28, 1991 is  incorporated  herein by  reference  to exhibit  (8) of  Post-Effective  Amendment  No.  28  filed  on
                  February 27, 1997.
EX-99.G2          Amended  Custodian  Agreement  dated  between  Registrant  and
                  CoreStates  Bank, N.A. is incorporated  herein by reference to exhibit  (g)(2) of  Post-Effective  Amendment  No.39  filed on
                  February 25, 2000.
EX-99.G3          Custodian  Agreement  between the Registrant and Union Bank of
                  California  is  incorporated  herein by  reference  to exhibit
                  (g)(3) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
EX-99.G4          Amendment  dated May 21, 2001 to the Custody  Agreement  dated
                  August  12,  1991  between  the  Registrant  and  First  Union
                  National Bank is  incorporated  herein by reference to exhibit
                  (g)(4) of  Post-Effective  Amendment  No.51  filed on June 14,
                  2002.
EX-99.H1          Amended  and   Restated   Administration   Agreement   between
                  Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover
                  Capital  Fixed Income Fund,  White Oak Growth Stock Fund,  Pin
                  Oak  Aggressive  Stock Fund,  Roulston  Midwest  Growth  Fund,
                  Roulston   Growth  and  Income   Fund,   Roulston   Government

                  Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H9          Schedule  to  Administration  Agreement  relating  to the  CRA
                  Realty  Portfolio  is  incorporated  herein  by  reference  to
                  exhibit   (9)(i)  of   Post-Effective   Amendment  No.  32  to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 27, 1998.
EX-99.H10         Shareholder  Servicing  Agreement for AIG Money Market Fund is
                  incorporated  herein by reference to Post-Effective  Amendment
                  No. 32 to  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on February 27, 1998.
EX-99.H11         Transfer   Agency   Agreement   dated  November  30,  1994  is
                  incorporated   herein  by  reference  to  exhibit   (9)(k)  of
                  Post-Effective  Amendment No. 32 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on February 27, 1998.
EX-99.H12         Amendment  dated August 17, 1998 to the Schedule  dated May 8,
                  1995 to the  Administration  Agreement dated November 14, 1991 as amended and restated May 17, 1994  between  Registrant  and
                  SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of  Post-Effective  Amendment No.
                  34 to Registrant's  Registration  Statement on Form N-1A (File
                  No.   33-42484),   filed  with  the  Securities  and  Exchange
                  Commission on December 29, 1998.
EX-99.H13         Assignment  and Assumption  Agreement  dated February 27, 1998 between  Registrant and Oak Associates  Funds is  incorporated herein by  reference  to  exhibit  (h)(13)  of  Post-Effective
                  Amendment  No. 34 to  Registrant's  Registration  Statement on
                  Form N-1A (File No.  33-42484),  filed with the Securities and
                  Exchange Commission on December 29, 1998.
EX-99.H14         Amended  Schedule  dated March 15, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17,  1994,   relating  to  LSV  Value  Equity  Fund,   between
                  Registrant and SEI Fund Resources is incorporated by reference to  exhibit  (h)(14)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H15         Amended  Schedule dated August 15, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994,  relating to HGK Fixed Income Fund, HGK Equity Value
                  Fund and HGK Mid Cap Value Fund,  between  Registrant  and SEI
                  Investments Mutual Funds Services is incorporated by reference to  exhibit  (h)(15)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H16         Administration   Agreement   dated  August  20,  1999  between
                  Registrant,   LSV  Asset  Management  and  Fidelity  Brokerage
                  Services,  Inc. and National Financial Services Corporation is
                  incorporated by reference to exhibit (h)(16) of Post-Effective
                  Amendment No.39 to Registrant's Registration Statement on Form
                  N-1A  (File  No.  33-42484),  filed  with the  Securities  and
                  Exchange Commission on February 25, 2000.
EX-99.H17         Amended Schedule dated December 1, 1999 to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17,  1994,  relating  CRA  Realty  Shares  Portfolio,  between
                  Registrant and SEI Fund Resources is incorporated by reference to  exhibit  (h)(17)  of  Post-Effective  Amendment  No. 39 to
                  Registrant's  Registration  Statement  on Form N-1A  (File No.
                  33-42484),  filed with the Securities and Exchange  Commission on February 25, 2000.
EX-99.H18         Amendment  dated  August 18, 1999 to the  Operating  Agreement dated  January 5, 1996,  relating  to LSV Value  Equity  Fund, between  the  Registrant,  LSV Asset  Management  and  Charles
                  Schwab & Co,  Inc. is  incorporated  by  reference  to exhibit
                  (h)(18) of  Post-Effective  Amendment  No. 39 to  Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the  Securities  and Exchange  Commission on February 25,
                  2000.
EX-99.H19         Schedule  dated May 19, 2000 to the  Administration  Agreement dated  November  14,  1991  between  the  Registrant  and  SEI
                  Investments  Mutual Funds  Services  relating to the AIG Money
                  Market Fund is  incorporated  herein by  reference  to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on
                  Form N-1A (File No.  33-42484)  filed with the  Securities and
                  Exchange Commission on July 17, 2000.
EX-99.H20         Schedule  dated May 22, 2000 to the  Administration  Agreement dated  November  14, 1991 as amended and restated May 17, 1994 between  the  Registrant  and  SEI  Investments  Mutual  Funds
                  Services  relating to the FMC Select and Strategic Value Funds is incorporated  herein by reference to exhibit (h)(20) of the
                  Registrant's  Post-Effective  Amendment  No.  40 on Form  N-1A
                  (File  No.33-42484)  filed with the  Securities  and  Exchange
                  Commission on July 17, 2000.
EX-99.H21         Transfer Agency and Services  Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is
                  incorporated  herein by  reference  to exhibit  (h)(21) of the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.H22         Schedule to the  Administration  Agreement between  Registrant and SEI Investments  Mutual Funds Services relating to the GLB
                  Aggressive Growth Fund is incorporated  herein by reference to exhibit (h)(22) of the Registrant's  Post-Effective  Amendment
                  No.  41 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on December 13, 2000.
EX-99.H23         Schedule to the  Administration  Agreement between  Registrant and SEI  Investments  Mutual  Funds  Services  relating to the
                  Sterling  Partners'  Balanced Portfolio and Sterling Partners'
                  Small Cap Value Portfolio is incorporated  herein by reference
                  to  exhibit   (h)(23)  of  the   Registrant's   Post-Effective
                  Amendment No. 42 on Form N-1A (File No.  33-42484)  filed with the Securities and Exchange Commission on February 26, 2001.
EX-99.H24         Schedule to the  Administration  Agreement between  Registrant and SEI  Investments  Mutual  Funds  Services  relating to the
                  Toews S&P 500  Hedged  Index  Portfolio  and Toews  NASDAQ 100
                  Hedged Index Portfolio is incorporated  herein by reference to exhibit (h)(24) of the Registrant's  Post-Effective  Amendment
                  No.  42 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on February 26, 2001.
EX-99.H25         LSV Asset  Management  Contractual  Fee  Waiver  Agreement  is
                  incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.

EX-99.H26         HGK Asset  Management  Contractual  Fee  Waiver  Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(26) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H27         Schedule  dated May 21, 2001 to the  Administration  Agreement dated  November  14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is  incorporated herein by  reference  to exhibit  (h)(27) of the  Registrant's
                  Post-Effective  Amendment  No.  46  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.H28         Toews   Corporation   Contractual  Fee  Waiver   Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(28) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H29         Cooke & Bieler,  L.P.  Contractual  Fee  Waiver  Agreement  is
                  incorporated  herein by  reference  to exhibit  (h)(29) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H30         Prospect Asset Management  Contractual Fee Waiver Agreement is
                  incorporated  herein by  reference  to exhibit  (h)(30) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.H31         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services   pertaining  to  the  Sirach   Portfolios  is
                  incorporated   herein  by  reference  to  exhibit  (h)(31)  of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H32         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds   Services   pertaining   to  the  TS&W   Portfolios  is
                  incorporated   herein  by  reference  to  exhibit  (h)(32)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
EX-99.H33         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the ICM Small Company  Portfolio is  incorporated  herein by  reference  to exhibit  (h)(33) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H34         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining to the Analytic  Portfolios is incorporated  herein by reference to exhibit  (h)(34) of  Post-Effective  Amendment
                  No.55 filed on August 30, 2002.
EX-99.H35         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No.51 filed on June 14, 2002.

EX-99.H36         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining to the Chicago Asset  Management Value Portfolio is
                  incorporated   herein  by  reference  to  exhibit  (h)(36)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
EX-99.H37         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the FMA Small Company  Portfolio is  incorporated  herein by  reference  to exhibit  (h)(37) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H38         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the Rice, Hall, James Portfolios is  incorporated  herein by  reference  to exhibit  (h)(38) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H39         Schedule to the  Administration  Agreement  dated November 14,
                  1991  as  amended  and  restated  May  17,  1994  between  the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining  to  the   Independence   Small  Cap  Portfolio  is
                  incorporated   herein  by  reference  to  exhibit  (h)(39)  of
                  Post-Effective Amendment No.55 filed on August 30, 2002.
EX-99.H40         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services  pertaining  to the Acadian  Emerging  Markets
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(40) of  Post-Effective  Amendment  No.51 filed on June 14,
                  2002.
EX-99.H41         Schedule,  dated  February  20,  2002,  to the  Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the McKee  International  Equity
                  Portfolio  is  incorporated  herein by  reference  to  exhibit
                  (h)(41) of  Post-Effective  Amendment  No.51 filed on June 14,
                  2002.
EX-99.H42         Schedule  to  the  Transfer  Agency   Agreement   between  the
                  Registrant  and DST  Systems,  Inc.  pertaining  to the Sirach
                  Growth,  Sirach Equity,  Sirach Special  Equity,  Sirach Bond,
                  Sirach Strategic  Balanced,  Rice, Hall James Micro Cap, Rice,
                  Hall James  Small/Mid Cap, McKee  International  Equity,  TS&W
                  Equity, TS&W Fixed Income, TS&W International Equity, Analytic
                  Defensive Equity, Analytic International,  Analytic Short-Term
                  Income,  FMA  Small  Company,   ICM  Small  Company,   Cambiar
                  Opportunity,  Independence Small Cap, Acadian Emerging Markets
                  and Chicago Asset  Management Value Portfolios is incorporated herein by  reference  to  exhibit  (h)(42)  of  Post-Effective
                  Amendment No.51 filed on June 14, 2002.
EX-99.H43         Form of Schedule, dated August 12, 2002, to the Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds Services  pertaining to the Commerce Capital  Government
                  Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No.56 filed on September 13, 2002.

EX-99.H44         Form of Schedule, dated August 12, 2002, to the Administration
                  Agreement  dated November 14, 1991 as amended and restated May
                  17, 1994 between the  Registrant  and SEI  Investments  Mutual
                  Funds  Services  pertaining  to the McKinley  Large Cap Growth
                  Fund is incorporated herein by reference to exhibit (h)(44) of
                  Post-Effective Amendment No.56 filed on September 13, 2002.
EX-99.H45         Form  of  Schedule,   dated   September   17,  2002,   to  the
                  Administration  Agreement  dated  November 14, 1991 as amended and  restated  May 17,  1994  between the  Registrant  and SEI
                  Investments Mutual Funds Services  pertaining to the Chartwell
                  Large Cap Value  Fund and  Chartwell  Small Cap Value  Fund is
                  incorporated   herein  by  reference  to  exhibit  (h)(45)  of
                  Post-Effective Amendment No.56 filed on September 13, 2002.
EX-99.I           Not Applicable.
EX-99.J           Not Applicable.
EX-99.K           Not Applicable.
EX-99.L           Not Applicable.
EX-99.M1          Distribution  Plan  for The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein  by  reference  to  exhibit  (m)  of  the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.M2          Distribution  and  Shareholder  Servicing  Plan for the  Toews
                  Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's  Post-Effective Amendment No. 42 on Form N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 26, 2001.
EX-99.M3          Form of  Distribution  Plan for the Chartwell  Large Cap Value
                  Fund and the  Chartwell  Small Cap Value Fund is  incorporated herein  by  reference  to  exhibit  (m)(3)  of  Post-Effective
                  Amendment No.56 filed on September 13, 2002.
EX-99.N           Not Applicable.
EX-99.O1          Rule  18f-3  Plan  for  The  Advisors'  Inner  Circle  Fund is
                  incorporated  herein by  reference  to  exhibit  (o)(1) of the
                  Registrant's  Post-Effective  Amendment  No.  42 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 26, 2001.
 EX-99.O2         Amended and restated Rule 18f-3 Plan for The  Advisors'  Inner
                  Circle Fund is  incorporated  herein by  reference  to exhibit
                  (o)(2) of  Post-Effective  Amendment  No.  50 to  Registrant's
                  Registration  Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P1          Revised  SEI  Investments  Company  Code of Ethics and Insider
                  Trading  Policy is filed  incorporated  herein by reference to exhibit (p)(1) of the  Registrant's  Post-Effective  Amendment
                  No.  46 on Form  N-1A  (File  No.  33-42484)  filed  with  the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.P2          The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by  reference  to exhibit  (p)(10) of The Arbor  Fund's
                  Post-Effective   Amendment   No.   28  on  Form   N-1A   (File
                  No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.P3          AIG Capital  Management  Corp.  Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(3) of the  Registrant's
                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.

                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P4          Clarion CRA  Securities,  LP,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(4) of the  Registrant's
                  Post-Effective   Amendment   No.   40  on  Form   N-1A   (File
                  No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P5          First Manhattan Co. Code of Ethics is  incorporated  herein by reference to exhibit (p)(5) of the Registrant's Post-Effective
                  Amendment No. 40 on Form N-1A (File No.  33-42484)  filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P6          HGK Asset  Management,  Inc.,  Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(6) of the  Registrant's
                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P7          LSV Asset  Management,  L.P.,  Code of Ethics is  incorporated herein by  reference  to exhibit  (p)(9) of SEI  Institutional
                  Managed Trust's  Post-Effective  Amendment No. 33 on Form N-1A
                  (File No.  33-9504)  filed with the  Securities  and  Exchange
                  Commission on July 3, 2000.
EX-99.P8          MDL Capital  Management,  Inc., Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(8) of the  Registrant's
                  Post-Effective  Amendment  No.  40  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P9          Sterling  Capital   Management   Company  Code  of  Ethics  is
                  incorporated  herein by  reference  to  exhibit  (p)(9) of the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.P10         Toews  Corporation  Code of Ethics is  incorporated  herein by
                  reference   to   exhibit    (p)(10)   of   the    Registrant's
                  Post-Effective  Amendment  No.  42  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February 26, 2001.
EX-99.P11         Prospect Asset Management Code of Ethics is filed incorporated herein by  reference  to exhibit  (p)(11) of the  Registrant's
                  Post-Effective  Amendment  No.  46  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.P12         Synovus   Funds   Investment   Advisors   Code  of  Ethics  is
                  incorporated  herein by  reference  to exhibit  (p)(12) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.P13         Steinberg  Priest Capital  Management Co., Inc. Code of Ethics
                  is incorporated  herein by reference to exhibit (p)(13) of the
                  Registrant's  Post-Effective  Amendment  No.  49 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on February 28, 2002.
EX-99.P14         Cooke & Bieler,  L.P. Code of Ethics is incorporated herein by
                  reference   to   exhibit    (p)(14)   of   the    Registrant's
                  Post-Effective  Amendment  No.  49  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

EX-99.P15         Acadian Asset Management,  Inc. Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(15)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P16         Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit  (p)(16) of  Post-Effective  Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P17         Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of  Post-Effective  Amendment No.
                  50 to the  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P18         Chicago   Asset   Management   Company   Code  of   Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(18)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P19         Fiduciary Management Associates Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(19)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P20         Independence  Investment,  LLC Code of Ethics is  incorporated herein by  reference  to  exhibit  (p)(20)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P21         Investment  Counselors  of  Maryland,  LLC Code of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(21)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P22         C.S.  McKee,  LLP Code of  Ethics  is  incorporated  herein by reference to exhibit (p)(22) of  Post-Effective  Amendment No.
                  50 to the  Registrant's  Registration  Statement  on Form N-1A
                  (File No.  33-4284),  filed with the  Securities  and Exchange
                  Commission on April 3, 2002.
EX-99.P23         Rice,  Hall, James & Associates Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(23)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P24         Sirach Capital Management, Inc. Code of Ethics is incorporated herein by  reference  to  exhibit  (p)(24)  of  Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No.  33-4284),  filed with the  Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P25         Thompson,   Siegel  &  Walmsley,   Inc.   Code  of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(25)  of
                  Post-Effective   Amendment   No.   50  to   the   Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284),  filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P26         McKinley   Capital   Management,   Inc.   Code  of  Ethics  is
                  incorporated   herein  by  reference  to  exhibit  (p)(26)  of

                  Post-Effective  Amendment No. 54 to Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on August 16, 2002.
EX-99.P27         Chartwell   Investment   Partners  Code  of  Ethics  is  filed
                  herewith.
EX-99.Q1          Powers of  Attorney  for John T.  Cooney,  William  M.  Doran,
                  Robert A.  Nesher,  Eugene  B.  Peters,  Robert A.  Patterson,
                  George J.  Sullivan,  James M. Storey,  and James R. Foggo are
                  incorporated  herein  by  reference  to  exhibit  (q)  of  the
                  Registrant's  Post-Effective  Amendment  No.  41 on Form  N-1A
                  (File No.  33-42484)  filed with the  Securities  and Exchange
                  Commission on December 13, 2000.
EX-99.Q2          Power of Attorney for Jennifer Spratley is incorporated herein
                  by   reference   to   exhibit   (q)(2)  of  the   Registrant's
                  Post-Effective  Amendment  No.  43  on  Form  N-1A  (File  No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2001.